Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000004047 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 29.42%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	29.42%	9.58%	9.02%
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 604,830,084
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 1,681,754
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(b)Excludes short-term securities.
C000004049 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	CSGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 29.20%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	29.20%	9.32%	8.73%
Investor A Shares (with sales charge)	22.42	8.14	8.15
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 604,830,084
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 1,681,754
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(b)Excludes short-term securities.
C000198224 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	PSGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 29.48%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	29.48%	9.63%	9.05%
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 604,830,084
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 1,681,754
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(b)Excludes short-term securities.
C000037627 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 28.83%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	28.83%	9.04%	8.48%
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 604,830,084
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 1,681,754
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(b)Excludes short-term securities.